Debt - Narrative (Details) - USD ($)		12 Months Ended
	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 28, 2020
Debt Instrument [Line Items]
Maximum borrowing capacity under revolving credit agreement					$ 1,350,000,000
Outstanding borrowing		$ 0
Letters of credit amount outstanding		2,300,000
Principal		1,750,000,000	$ 1,750,000,000
Fair value of financing arrangements		37,400,000	43,900,000
Loss on early extinguishment of debt		0	25,915,000	$ 0
2.625% Senior Notes
Debt Instrument [Line Items]
Principal		$ 350,000,000	350,000,000				$ 350,000,000
Stated interest rate		0.02625%					2.625%	2.625%
4.500% Senior Notes
Debt Instrument [Line Items]
Principal		$ 400,000,000	400,000,000				$ 400,000,000
Stated interest rate		4.50%					4.50%	4.50%
5.875% Senior Notes
Debt Instrument [Line Items]
Principal		$ 1,000,000,000	1,000,000,000
Stated interest rate		5.875%
HEP 5.000% Senior Notes
Debt Instrument [Line Items]
Stated interest rate	5.00%
Aggregate principal amount of senior note	$ 500,000,000
HEP
Debt Instrument [Line Items]
Maximum borrowing capacity under revolving credit agreement					1,200,000,000	$ 1,400,000,000
Outstanding borrowing		$ 840,000,000	$ 913,500,000
Letters of credit amount outstanding		$ 0
Maximum borrowing capacity with accordion feature					1,700,000,000
Effective interest rate on debt		2.35%	2.58%
Redemption cost	522,500,000
Loss on early extinguishment of debt			$ 25,900,000
Debt redemption premium			22,500,000
Unamortized discount			3,400,000
HEP | Letter of Credit
Debt Instrument [Line Items]
Line of credit, maximum capacity available					$ 50,000,000
HEP | HEP 5.000% Senior Notes
Debt Instrument [Line Items]
Principal		$ 500,000,000	$ 500,000,000
Stated interest rate		5.00%
HEP | 6.0% Senior Notes
Debt Instrument [Line Items]
Principal	$ 500,000,000
Stated interest rate	6.00%
Base Rate | Minimum
Debt Instrument [Line Items]
Variable rate spread		0.25%
Base Rate | Maximum
Debt Instrument [Line Items]
Variable rate spread		1.125%
London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Variable rate spread		1.25%
London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Variable rate spread		2.125%
CDOR Rate | Minimum
Debt Instrument [Line Items]
Variable rate spread		1.25%
CDOR Rate | Maximum
Debt Instrument [Line Items]
Variable rate spread		2.125%